Core Deposits and Other Intangible Assets - Intangible assets (Details) - Core deposit intangibles - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Gross Intangible Assets	$ 1,041	$ 1,041
Accumulated Amortization	181	31
Net Intangible Assets	$ 860	$ 1,010